Details of Significant Accounts - Leasing arrangements, schedule of lease liabilities relating to lease contracts (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Details of Significant Accounts
Total lease liabilities	$ 510	$ 868
Less: current portion (shown as ‘current lease liabilities’)	(402)	(481)
Non-current lease liabilities	$ 108	$ 387